NET INTEREST INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and similar income
Loans and advances to financial institutions	R$ 36,244,964	R$ 27,775,382	R$ 28,323,764
Loans and advances to customers:
- Loans	119,109,898	101,676,019	102,035,197
- Leases	800,929	868,103	582,589
Financial assets:
- Measured at fair value through profit or loss	52,873,127	27,842,234	28,363,663
- Fair value through other comprehensive income	13,719,216	24,537,302	16,906,668
- At amortized cost	32,407,932	20,118,794	25,277,210
Compulsory deposits with the Central Bank	11,905,271	8,894,336	9,943,391
Other financial interest income	52,008	21,547	25,992
Total	267,113,345	211,733,717	211,458,474
Deposits from banks:
- Interbank deposits	(521,525)	(1,115,457)	(1,943,998)
- Funding in the open market	(38,659,676)	(29,159,155)	(31,529,801)
- Borrowings and on-lending	(7,858,916)	(7,768,802)	(5,834,892)
Deposits from customers:
- Savings accounts	(9,041,498)	(7,977,114)	(9,017,597)
- Time deposits	(47,141,946)	(35,409,570)	(42,262,374)
Securities issued	(32,910,202)	(26,420,100)	(25,887,914)
Subordinated debt	(8,397,038)	(6,378,786)	(7,007,236)
Liabilities of insurance contracts	(48,480,520)	(29,398,557)	(32,173,621)
Technical capitalization provisions	(832,432)	(651,612)	(718,622)
Total	(193,843,753)	(144,279,153)	(156,376,055)
Net interest income	R$ 73,269,592	R$ 67,454,564	R$ 55,082,419